Ticker Symbol By Class
	A	C	I
Miller Convertible Bond Fund	MCFAX	MCFCX	MCIFX
Miller Convertible Plus Fund	MCPAX	MCCCX	MCPIX
Miller Intermediate Bond Fund	MIFAX	MIFCX	MIFIX

Supplement dated November 22, 2017 to the Summary Prospectus and Prospectus dated February 27, 2017

Effective November 1, 2017, the Miller Convertible Plus Fund’s and Miller Intermediate Bond Fund’s adviser, Wellesley Asset Management, Inc. (the “Adviser”), reduced the Miller Convertible Plus Fund’s expense limitation applicable to Class A shares from 3.20% to 2.20%, Class C shares from 3.95% to 2.95% and Class I shares from 2.95% to 1.95% of the Fund’s average net assets, and reduced the Miller Intermediate Bond Fund’s expense limitation applicable to Class A shares from 1.50% to 1.30%, Class C shares from 2.25% to 2.05% and Class I shares from 1.25% to 1.05% of the Fund’s average net assets.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus on pages 7 and 13, respectively.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	2.81%	2.81%	2.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.63%	0.63%	0.63%
Leverage Expenses	1.80%	0.67%	0.67%
Total Annual Fund Operating Expenses	5.49%	5.11%	4.11%
Less: Advisory Fee Waiver and Reimbursement(2)	(1.49)%	(1.49)%	(1.49)%
Total Annual Fund Operating Expenses After Advisory Fee Waiver and Reimbursement	4.00%	3.62%	2.62%
(1)	The Fund’s Investment Advisory Agreement provides for an advisory fee to accrue at an annualized base rate of 1.95% of the Fund’s average daily “managed assets,” which equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings (“Managed Assets”). The “Management Fee” recorded in the above table shows the advisory fee as a percentage of the Fund’s average daily net assets, not Managed Assets, and assumes the Fund maintains borrowings for investment purposes of approximately 40% of the Fund’s net assets. Because Managed Assets are greater than net assets, the percentage rate recorded in the table is greater than the contractual percentage rate in the Fund’s Investment Advisory Agreement.
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(2)	Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until February 28, 2019, to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class’ average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 2.20%, 2.95% and 1.95% of the average daily net assets attributable to Class A, Class C and Class I, respectively (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class any amount reimbursed if such class’ Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$954	$1,852	$2,882	$5,413
Class C	$364	$1,248	$2,281	$4,853
Class I	$265	$961	$1,825	$4,054

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 29 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.76%	2.51%	1.51%
Less: Advisory Fee Waiver and Reimbursement(1)	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Advisory Fee Waive and Reimbursement	1.30%	2.05%	1.05%
(1)	Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund until February 28, 2019, to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class’ average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 1.30%, 2.05% and 1.05% of the average daily net assets attributable to Class A, Class C and Class I, respectively (the “Expense Limitation”). The Expense Limitation will exclude (not limit) interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class any amount reimbursed if such class’ Total Annual Fund Operating Expenses fall below the Expense Limitation during the 36 month period following such waiver or reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitations.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$700	$1,009	$1,388	$2,447
Class C	$208	$690	$1,246	$2,763
Class I	$107	$383	$731	$1,714

In addition, the following paragraph on page 27 of the Prospectus under the “Investment Adviser” subsection of the section entitled “Management of Funds” is replaced with the following:

Investment Advisor

With respect to the Miller Convertible Plus Fund and the Miller Intermediate Bond Fund, Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class’ average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 2.20%, 2.95% and 1.95% of the average daily net assets attributable to Class A, Class C and Class I, respectively, for Miller Convertible Plus Fund and to the annualized rate of 1.30%, 2.05% and 1.05% of the average daily net assets attributable to Class A, Class C and Class I, respectively, for Miller Intermediate Bond Fund (the “Expense Limitation”). For purposes of the expense limitation agreement, “Total Annual Fund Operating Expenses” exclude interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The expense limitation agreement provides that Wellesley may recoup from a class of a given Fund any amount reimbursed if such class’ Total Annual Fund Operating Expenses fall below the applicable Expense Limitation during the during the 36 month period following such reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with the applicable Expense Limitation. With respect to amounts reimbursed by Wellesley prior to the date on which such class commenced investment operations, Wellesley may seek recoupment during the thirty six (36) months from the date on which the class commenced investment operations. This expense limitation agreement will continue until February 28, 2019 and may be terminated before that date only with the approval of the Funds’ Board of Trustees (the (“Board”). Thereafter, the expense limitation agreement will continue from year to year provided that its continuance is approved by Wellesley and the Board on behalf of each Fund.

Effective November 22, 2017, the following replaces the “Portfolio Managers” portion of the “Investment Advisor” section of the Prospectus on Page 27:

Greg Miller shares responsibility for the day-to-day management of each of the Funds and has been managing each Fund since its inception. Mr. Miller is the CEO and co-founder of Wellesley and has over thirty years of investment and financial experience. Mr. Miller began his career with PricewaterhouseCoopers LLP (formerly Coopers & Lybrand), an international accounting and consulting firm, and subsequently formed his own CPA firm where he advised clients on investments and financial planning. In 1991, Mr. Miller formed Wellesley in response to increased demand for investment advice from clients. Mr. Miller graduated from Boston University with a B.S. degree in Business Administration, and holds a Master’s of Business Administration and Finance with High Distinction from Babson College.

Michael Miller shares responsibility for the day-to-day management of the Funds and has been managing the Miller Convertible Bond Fund since March 1, 2010 and the Miller Convertible Plus Fund and Miller Intermediate Bond Fund since inception. Mr. Miller joined Wellesley Asset Management in May 2008. As the Chief Investment Officer, he directs the firm’s investment and institutional sales teams and is responsible for research and product development as well as constructing and analyzing client portfolios. Mr. Miller graduated from The American University Kogod School of Business in Washington, D.C., with a B.S. in Business Administration with a concentration in finance and holds a Master of Business Administration degree from Babson College.

Darlene Murphy shares responsibility for the day-to-day management of the Funds. Ms. Murphy is the President and co-founder of Wellesley Asset Management and has over twenty-five years of investment and financial experience. In 1991, Ms. Murphy co-founded Wellesley Asset Management in response to increased demand for investment advice from clients. As President, Ms. Murphy directs Wellesley Asset Management’s Private Client Group, and is responsible for the firm’s overall operations, strategic planning and execution. As a Portfolio Manager, Darlene responsibilities include helping construct and direct the Fund’s portfolio. Ms. Murphy received a Bachelor Degree in Finance from Simmons College and a Master of Business Administration degree from Babson College.

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The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of Fund shares.

*   *   *   *   *   *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated February 27, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-441-4434. The Prospectus may be obtained by visiting www.TheMillerFamilyOfFunds.com. You should retain this Supplement for future reference.

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Ticker Symbol By Class
	A	C	I
Miller Convertible Bond Fund	MCFAX	MCFCX	MCIFX
Miller Convertible Plus Fund	MCPAX	MCCCX	MCPIX
Miller Intermediate Bond Fund	MIFAX	MIFCX	MIFIX

Supplement dated November 22, 2017 to the Statement of Additional Information dated February 27, 2017

Effective November 1, 2017, the Miller Convertible Plus Fund’s and Miller Intermediate Bond Fund’s adviser, Wellesley Asset Management, Inc. (the “Adviser”) reduced the Miller Convertible Plus Fund’s expense limitation applicable to Class A shares from 3.20% to 2.20%, Class C shares from 3.95% to 2.95% and Class I shares from 2.95% to 1.95% of the Fund’s average net assets, and reduced the Miller Intermediate Bond Fund’s expense limitation applicable to Class A shares from 1.50% to 1.30%, Class C shares from 2.25% to 2.05% and Class I shares from 1.25% to 1.05% of the Fund’s average net assets.

Accordingly, the following paragraph on page 44 of SAI under the section entitled “Investment Adviser” is replaced with the following:

With respect to the Miller Convertible Plus Fund and the Miller Intermediate Bond Fund, Wellesley has contractually agreed to waive its advisory fee and/or reimburse expenses of each Fund to the extent necessary to limit the Total Annual Fund Operating Expenses (subject to the following exclusions) of each class to a specified percentage of such class’ average daily net assets. Pursuant to an expense limitation agreement, the Total Annual Fund Operating Expenses (subject to the following exclusions) will be limited to the annualized rate of 2.20%, 3.95% and 1.95% of the average daily net assets attributable to Class A, Class C and Class I, respectively, for Miller Convertible Plus Fund and to the annualized rate of 1.30%, 2.05% and 1.05% of the average daily net assets attributable to Class A, Class C and Class I, respectively, for Miller Intermediate Bond Fund (the “Expense Limitation”).  For purposes of the expense limitation agreement, “Total Annual Fund Operating Expenses” exclude interest on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification). The Expense Limitation Agreement provides that Wellesley may recoup from a class of a given Fund any amount reimbursed if such class’ Total Annual Fund Operating Expenses fall below the applicable Expense Limitation during the during the 36 month period following such reimbursement, provided the Fund is able to effect recoupment while remaining in compliance with applicable Expense Limitation. With respect to amounts reimbursed by Wellesley prior to the date on which such class commenced investment operations, the Advisor may seek recoupment during the thirty six (36) months from the date on which the class commenced investment operations. This expense limitation agreement expires on February 28, 2019. Thereafter, the expense limitation agreement may continue from year to year provided that its continuance is approved by Wellesley and the Board on behalf of each Fund.

*    *    *    *    *    *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated February 27, 2017, which provide information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-441-4434. The Prospectus may be obtained by visiting www.TheMillerFamilyOfFunds.com. You should retain this Supplement for future reference.